Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	RMB INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
RMB Mendon Financial Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RMB Mendon Financial Long/Short Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RMB FUNDS
RMB Mendon Financial Long/Short Fund
Supplement dated March 19, 2020 to the Prospectus, Summary Prospectus and Statement of Additional Information of RMB Mendon Financial Long/Short Fund (the “Fund”), each dated May 1, 2019.
IMPORTANT NOTICE REGARDING INVESTMENT POLICIES
Effective March 19, 2020, the “Principal Investment Strategies” in the Fund’s Summary Prospectus and the Fund’s summary section of the Prospectus shall include the following language:
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has experienced significant losses and a decrease in assets. The relatively long positioning of the portfolio coupled with a lack of success in hedging its concentration in smaller cap financials during this severe market drawdown resulted in market losses. As a result, Mendon Capital Advisors Corp. (“Mendon”) has repositioned the portfolio, which includes maintaining a high level of cash and liquidating derivatives and short positions. As a result, the Fund is in a temporary defensive posture as permitted under the Fund’s prospectus. Mendon believes this step will allow the Fund to protect value for shareholders.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has experienced significant losses and a decrease in assets. The relatively long positioning of the portfolio coupled with a lack of success in hedging its concentration in smaller cap financials during this severe market drawdown resulted in market losses. As a result, Mendon Capital Advisors Corp. (“Mendon”) has repositioned the portfolio, which includes maintaining a high level of cash and liquidating derivatives and short positions. As a result, the Fund is in a temporary defensive posture as permitted under the Fund’s prospectus. Mendon believes this step will allow the Fund to protect value for shareholders.

Supplement Closing [Text Block]	ck0000030126_SupplementClosingTextBlock	Please retain this supplement for future reference.
RMB Mendon Financial Long/Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBFX
RMB Mendon Financial Long/Short Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBCX
RMB Mendon Financial Long/Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBIX